Acquisitions - Schedule of Estimated Fair Values of the Assets, Liabilities and Net Assets (Details)	Dec. 31, 2025 USD ($)
Asset Acquisition Indonesian Operating License [Member]
Assets:
Cash and cash equivalents	$ 2,119,445
Receivables from brokers, dealers, and clearing organizations	88,455
Receivables from customers	52,551
Prepaid expenses and other assets	153,342
Intangible asset	2,962,202
Liabilities:
Payables due to customers	(88,210)
Payables due to brokers, dealers, and clearing organizations	(52,468)
Accrued expenses and other liabilities	(9,614)
Deferred tax liability	651,684
Deferred tax liability	(651,684)
Net assets acquired	4,574,019
Miflink [Member]
Assets:
Cash and cash equivalents	1,048,480
Software	657,793
Goodwill	5,197,438
Prepaid expenses and other assets	708,912
Liabilities:
Accrued expenses and other liabilities	(612,623)
Net assets acquired	7,000,000
Webull Pay [Member]
Assets:
Cash and cash equivalents	6,571,007
Goodwill	25,066,700
Receivables from brokers, dealers, and clearing organizations	6,875,001
Prepaid expenses and other assets	1,742,645
Intangible asset	36,302,000
Liabilities:
Payables due to customers	64,109,612
Accrued expenses and other liabilities	2,119,908
Deferred tax liability	8,212,023
Deferred tax liability	(8,212,023)
Net assets acquired	68,109,620
Assets
Cash and cash equivalents and segregated cash	65,465,947
Other non-current assets	$ 527,863